Equity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Net equity
Balance at beginning of period	134,412,014	133,814,311
Share based compensation	270,242	597,703
Equity awards settled with treasury shares	(308,661)	(166,667)
Equity compensation with treasury shares	(1,333,333)	(1,333,333)
Share buyback	2,556,212	1,500,000
Treasury shares reserve	(914,218)	0	0
Number of shares treasury shares reissued	(1,641,994)	(1,500,000)
Class B converted to class A	0	0
Balance at end of period	134,682,256	134,412,014
Beginning at amount of share capital | $	$ 7	$ 7
Treasury shares reserve | $	7,641	8,854
Ending at amount of share capital | $	7	7
Share capital
Net equity
Beginning at amount of share capital | $	7
Ending at amount of share capital | $	$ 7	$ 7
Class A common shares
Net equity
Balance at beginning of period	21,365,297	19,969,110
Share based compensation	270,242	597,703
Equity awards settled with treasury shares	(308,661)	(166,667)
Equity compensation with treasury shares	(1,333,333)	(1,333,333)
Share buyback	2,556,212	1,500,000
Treasury shares reserve	(914,218)
Class B converted to class A	863,033	798,484
Balance at end of period	22,498,572	21,365,297
Class B common shares
Net equity
Balance at beginning of period	113,046,717	113,845,201
Share based compensation	0	0
Equity awards settled with treasury shares	0	0
Equity compensation with treasury shares	0	0
Share buyback	0	0
Number of shares treasury shares reissued	0
Class B converted to class A	(863,033)	(798,484)
Balance at end of period	112,183,684	113,046,717